Average Annual Total Returns - The Hartford MidCap Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	17.77%	14.72%	12.96%	14.74%	12.77%	10.98%	12.53%	11.43%	10.19%	22.66%	15.16%	12.77%	24.92%	16.30%	13.88%	24.20%	15.63%	13.24%	24.58%	16.00%	13.59%	24.96%	16.35%	13.93%	25.06%	[1]	16.46%	[1]	14.05%	[1]	25.05%	16.43%	14.03%	25.09%	[1]	16.40%	[1]	13.93%	[1]	13.66%	12.35%	11.51%

[1]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.